Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 8,768	$ 40,144	$ 21,520	$ 12,043	$ 4,365	$ 83,680
Accounts receivable, net of allowance for doubtful accounts of $47,469 and $41,854 in 2011 and 2012, respectively	427,191	359,929		413,743
Current deferred tax asset	14,850	17,877		18,305
Prepaid income taxes	12,219	3,895		9,497
Other current assets	38,077	31,818		29,822
Total Current Assets	501,105	453,663		483,410
Property and equipment, net	498,808	501,552		510,028
Goodwill	1,641,796	1,640,534		1,631,716	1,631,252
Other identifiable intangibles	71,713	71,745		72,123
Other assets	131,633	92,819		73,461
Total Assets	2,845,055	2,760,313	2,778,414	2,770,738	2,719,572
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	13,230	11,646		10,848
Accounts payable	86,914	89,547		95,618
Accrued payroll	76,289	88,586		82,888
Accrued vacation	60,304	55,714		51,250
Accrued interest	9,057	18,759		11,980
Accrued other	94,127	107,280		111,343
Due to third party payors	6,295	1,078		5,526
Total Current Liabilities	365,677	390,446		386,062
Long-term debt, net of current portion	1,517,728	1,291,297		1,218,650
Non-current deferred tax liability	89,676	89,510		82,028
Other non-current liabilities	70,647	68,502		64,905
Total Liabilities	2,043,728	1,839,755		1,751,645
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Common stock $0.01par value, 100 shares issued and outstanding	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Non-controlling interests	30,508	28,430		26,659
Total Equity	788,807	909,747		1,010,105	1,107,890	1,058,378
Total Liabilities and Equity	$ 2,845,055	$ 2,760,313		$ 2,770,738